Organization and Summary of Significant Accounting Policies - Earnings per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average number of common shares outstanding (in shares)	31,220,326	31,220,326	31,220,326	31,220,326	31,220,326	29,803,421